Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary Of Movements In GHI Shares and GHL Ordinary Shares

(a)	Movements in GHI ordinary shares and GHI convertible redeemable preference shares (collectively “GHI Shares”)

(in thousands of shares) Grab Holdings Inc.	Note	Ordinary shares #			CRPS #
		2021	2020	2019	2021	2020	2019
In issue on January 1		198,538	161,371	140,786	2,871,351	2,576,688	2,166,043
Issued for acquisition of NCI/ in business combination		964	19,332	1,134	—	652	869
Issued for cash		—	—	—	98,065	294,011	409,776
Restricted share units vested	18	11,810	10,166	10,253	—	—	—
Exercise of share options	18	61,845	7,669	9,198	—	—	—
Restricted ordinary shares	18	32,452	—	—	—	—	—
Exchange for GHL Class A and Class B ordinary shares as part of Reverse Recapitalization	11(i)(b), 28	(305,609)	—	—	(2,969,416)	—	—
In issue at December 31 – fully paid		—	198,538	161,371	—	2,871,351	2,576,688
#	the number of shares have been retrospectively restated to reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share

(b)	Movements in GHL Class A ordinary shares and Class B ordinary shares (collectively “GHL Ordinary Shares”):

(in thousands of shares) Grab Holdings Limited	Note	Class A ordinary shares	Class B ordinary shares
Issuance of GHL shares as part of Reverse Recapitalization
Exchange of GHI ordinary shares and CRPS	11(i)(a)	3,152,143	122,882
Merger with AGC	28	62,491	—
Issued for cash to external investors	28	404,009	—
Restricted share units vested		276	—
Exercise of share options		179	—

In issue at December 31		3,619,098	122,882
Restricted ordinary shares issued but not paid		—	(32,452)

In issue at December 31 – fully paid		3,619,098	90,430

Summary Of Reserves Of The Group
The reserves of the Group comprise of the following balances:

	2021	2020
(in $ millions)	$	$
CRPS reserve	—	3,850
Share option reserve	382	79
Foreign currency translation reserve	(19)	22
Other reserve	243	—
	606	3,951

Summary Of Reconciliation Of Carrying Amount of the liability component of CRPS

	2021	2020
(in $ millions)	$	$
Balance at January 1	10,767	8,256
Issuance of CRPS	436	1,095
Interest expense	1,570	1,416
Preference shares converted to GHL Ordinary Shares	(12,773)	—

Balance at December 31	—	10,767